Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14 - SEGMENT INFORMATION:

The Company identifies operating segments as components of the consolidated operations for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined that it operates in one operating and reportable segment, that is the sale or lease of bGenTM TES units, and/or the provision of energy generated therefrom and the provision of engineering or maintenance services for that purpose. The chief operating decision maker reviews financial information presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance.

The significant segment expenses and other segment items that are provided to the CODM align with expense information that is included in the Company’s consolidated income statement and notes thereto.

The measure of segment assets is reported in the balance sheet as total consolidated assets. The Company’s long-lived assets are located in Israel.